Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregated revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Year Ended December 31,
	2022	2021
Contract Types:
Licensing	2,160	2,025
Engineering and other services	19,061	9,539
Carbon capture and utilization revenue	21,221	11,564

Joint development agreements	6,021	11,700
Other contract research	6,101	2,197
Research and development revenue	12,122	13,897

CarbonSmart (tangible product)	4,000	—

Total Revenue	$37,343	$25,461
The following table presents disaggregation of the Company’s revenues by customer location for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
North America	$17,149	$15,825
Europe, Middle East, Africa (EMEA)	11,500	7,522
Asia	5,752	1,477
Australia	2,942	637
Total Revenue	$37,343	$25,461

Changes in contract assets and liabilities
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2021	$6,186	$5,480	$11,291
Additions to unbilled accounts receivable	8,516	—	—
Increases due to cash received	—	20	5,690
Unbilled accounts receivable recognized in trade receivables	(3,002)	—	—
Reclassification from long-term to short-term	—	3,080	(3,080)
Reclassification to revenue as a result of performance obligations satisfied	—	(5,104)	—
Balance as of December 31, 2021	11,700	3,476	13,901
Additions to unbilled accounts receivable	30,308	—	—
Increases due to cash received	—	996	37
Unbilled accounts receivable recognized in trade receivables	(24,062)	—	—
Change on revaluation of currency	54	—	(341)
Reclassification from non-current to current contract liabilities	—	2,837	(2,837)
Reclassification to revenue as a result of performance obligations satisfied	—	(4,208)	—
Balance as of December 31, 2022	$18,000	$3,101	$10,760

Remaining performance obligations	Remaining performance obligations consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Current	$3,101	$3,476
Non-current	10,760	13,901
Total	$13,861	$17,377